INCOME TAXES (Tables)	6 Months Ended
Sep. 30, 2024
SCHEDULE OF PROVISION FOR INCOME TAXES

The provision for income taxes consisted of the following:

	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Current tax	$-	$103,121	$13,221
Deferred tax	-	-	-

Income tax expense	$-	$103,121	$13,221

HONG KONG
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

The reconciliation of income tax rate to the effective income tax rate based on loss before income taxes for the six months ended September 30, 2023 and 2024 are as follows:

	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Loss before income taxes	$(2,048,347)	$(11,842,896)	$(1,518,320)
Statutory income tax rate	16.5%	16.5%	16.5%
Income tax expense at statutory rate	(337,977)	(1,954,078)	(250,523)
Items not subject to taxes	-	(4,501)	(577)
Items not deductible from tax	13,036	37,948	4,865
Valuation allowance	324,941	1,920,631	246,235

Income tax expense	$-	$-	$-

SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of March 31, 2024 and September 30, 2024:

		September 30,
	March 31, 2024	2024	2024
	HKD	HKD	USD
	(Audited)
Deferred tax assets:
Net operating loss carry forwards	$1,163,749	$3,084,200	$395,410
Less: valuation allowance	(1,163,749)	(3,084,200)	(395,410)

	$-	$-	$-

SINGAPORE
SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	Six Months ended September 30,
	2023	2024	2024
	HKD	HKD	USD

Profit before income taxes	$291,737	$606,596	$77,769
Statutory income tax rate	17%	17%	17%
Income tax expense at statutory rate	49,595	103,121	13,221
Items not subject to taxes	(49,595)	-	-

Income tax expense	$-	$103,121	$13,221